Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	8 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025
OPERATING ACTIVITIES
Net income loss	$ 2,378,292	$ 3,825,465
Adjustments to reconcile net income to net cash used in operating activities:
Change in fair value of warrant liability	183,675	1,283,055
Interest and dividends earned on cash and marketable securities held in Trust Account	(3,188,704)	(8,448,606)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(207,680)	56,336
Accounts payable	25,439	145,336
Related party payable	34,048	(29,995)
Accrued legal services	0	1,818,095
Accrued liabilities	39,000	84,464
Other assets	(85,984)	85,984
Net cash used in operating activities	(821,914)	(1,179,866)
INVESTING ACTIVITIES
Investment of cash in Trust Account	(200,000,000)
Net cash used in investing activities	(200,000,000)	0
FINANCING ACTIVITIES
Proceeds from sale of public units, net of underwriting discount paid	199,400,000	0
Proceeds from the sale of private placement warrants to Founder	58,060	0
Payment of offering costs	(644,918)	(75,000)
Net cash provided by (used in) financing activities	202,166,142	(75,000)
Net increase (decrease) in cash	1,344,228	(1,254,866)
Cash at beginning of period	0	1,344,228
Cash at end of period	1,344,228	89,362
Supplemental non-cash disclosure:
Offering costs included in accounts payable, related party payable and accrued liabilities	75,000	0
Accretion of Class A ordinary shares to redemption value	22,757,853	8,448,606
Class B Ordinary Shares
FINANCING ACTIVITIES
Proceeds from sale of Class B ordinary shares to founder and consultant	103,000	0
Proceeds from sale of Class B ordinary shares in a private placement	$ 3,250,000	$ 0